CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 159,799	$ 22,357	¥ 103,752
Restricted cash	91,015	12,733	15,000
Accounts receivable, net of allowance of nil as of September 30, 2018 and 2019	1,306	180	475
Amounts due from related parties	5,587	782	22,505
Prepaid rent and deposit	128,213	17,938	170,683
Advances to suppliers	64,028	8,958	17,079
Other current assets	146,559	20,504	118,445
Total current assets	596,507	83,452	447,939
Non-current assets:
Property and equipment, net	1,185,311	165,831	1,320,822
Intangible assets, net	1,248	175	1,232
Land use rights	10,734	1,502	11,021
Other assets	5,946	832	389
Total non-current assets	1,203,239	168,340	1,333,464
Total assets	1,799,746	251,792	1,781,403
Current liabilities:
Accounts payable	277,103	38,768	430,989
Amounts due to related parties	3,121	437	32,219
Deferred revenue	78,540	10,988	61,051
Short-term debt	319,103	44,644	132,048
Rental installment loans	756,749	105,873	1,108,097
Deposits from tenants	163,203	22,833	113,325
Accrued expenses and other current liabilities	99,292	13,891	92,154
Total current liabilities	1,697,111	237,434	1,969,883
Non-current liabilities:
Long-term debt	428,345	59,928	165,479
Long-term deferred rent	387,739	54,247	341,303
Contingent earn-out liabilities	97,417	13,629	83,872
Total non-current liabilities	913,501	127,804	590,654
Total liabilities	2,610,612	365,238	2,560,537
Commitments and contingencies (Note 13)
Mezzanine equity:
Mezzanine equity	1,425,485	199,432	644,043
Shareholders' deficit:
Ordinary shares (US$0.00001 par value per share; 3,500,000,000 shares authorized; 430,450,490 shares issued and outstanding as of September 30, 2018 and 2019)	27	4	27
Accumulated deficit	(2,275,924)	(318,414)	(1,478,466)
Accumulated other comprehensive income (loss)	(5,908)	(827)	1,713
Total Q&K International Group Limited shareholders' deficit	(2,246,028)	(314,232)	(1,440,949)
Noncontrolling interest	9,677	1,354	17,772
Total shareholder's deficit	(2,236,351)	(312,878)	(1,423,177)
Total liabilities, mezzanine equity and shareholders' deficit	1,799,746	251,792	1,781,403
Series B Convertible Redeemable Preferred Shares
Mezzanine equity:
Mezzanine equity	316,765	44,317	205,723
Series C Convertible Redeemable Preferred Shares
Mezzanine equity:
Mezzanine equity	272,633	38,143	235,681
Series C1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Mezzanine equity	236,320	33,062	202,639
Series C-2 Convertible Redeemable Preferred Shares
Mezzanine equity:
Mezzanine equity	599,767	83,910
Series A Non-redeemable Preferred Shares
Shareholders' deficit:
Series A non-redeemable preferred shares (US$0.00001 par value; 255,549,510 shares authorized, issued and outstanding as of September 30, 2018 and 2019)	35,777	$ 5,005	35,777
Total shareholder's deficit	¥ 35,777		¥ 35,777